Financial Risk Management - Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	₩ 84,178	₩ 98,144
Gross assets offset	(14)	(1)
Net amounts presented in the statement of financial position	84,164	98,143
Amounts not offset, Financial instruments	(82,130)	(96,238)
Amounts not offset, Cash collateral	0	0
Net amount	2,034	1,905
Trade payables [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	65,669	78,317
Gross assets offset	(13)
Net amounts presented in the statement of financial position	65,656	78,317
Amounts not offset, Financial instruments	(63,628)	(76,413)
Amounts not offset, Cash collateral	0	0
Net amount	2,028	1,904
Other [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	18,509	19,827
Gross assets offset	(1)	(1)
Net amounts presented in the statement of financial position	18,508	19,826
Amounts not offset, Financial instruments	(18,502)	(19,825)
Amounts not offset, Cash collateral	0	0
Net amount	₩ 6	₩ 1